FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VUL 3

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

Separate Account VUL 3

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VUL 3

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VUL 3 indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VUL 3 as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

American Funds - Growth Class 2 Shares	TA Goldman Sachs Managed Risk - Growth ETF Initial Class
American Funds - Growth-Income Class 2 Shares	TA International Focus Initial Class
American Funds - International Class 2 Shares	TA Janus Mid-Cap Growth Initial Class
Fidelity® VIP Contrafund® Service Class 2	TA JPMorgan Asset Allocation - Conservative Initial Class
Fidelity® VIP Equity-Income Service Class 2	TA JPMorgan Asset Allocation - Growth Initial Class
Fidelity® VIP Growth Opportunities Service Class 2	TA JPMorgan Asset Allocation - Moderate Initial Class
Fidelity® VIP Index 500 Service Class 2	TA JPMorgan Asset Allocation - Moderate Growth Initial Class
TA Aegon Bond Initial Class	TA JPMorgan Enhanced Index Initial Class
TA Aegon Core Bond Initial Class	TA JPMorgan International Moderate Growth Initial Class
TA Aegon Sustainable Equity Income Initial Class	TA JPMorgan Mid Cap Value Initial Class
TA Aegon U.S. Government Securities Initial Class	TA JPMorgan Tactical Allocation Initial Class
TA BlackRock Global Real Estate Securities Initial Class	TA Morgan Stanley Capital Growth Initial Class
TA BlackRock Government Money Market Initial Class	TA Multi-Managed Balanced Initial Class
TA BlackRock iShares Active Asset Allocation - Conservative Initial Class	TA PIMCO Tactical - Balanced Initial Class
TA BlackRock iShares Active Asset Allocation - Moderate Initial Class	TA PIMCO Tactical - Conservative Initial Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class	TA PIMCO Tactical - Growth Initial Class
TA BlackRock iShares Edge 40 Initial Class	TA Small/Mid Cap Value Initial Class

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	TA T. Rowe Price Small Cap Initial Class
TA Goldman Sachs Managed Risk - Conservative ETF Initial Class	TA WMC US Growth Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VUL 3 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VUL 3 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of Separate Account VUL 3 since 2014.

Transamerica Life Insurance Company

Separate Account VUL 3

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

American Funds - Growth Class 2 Shares	10,555.967	$986,683	$795,920	$4	$795,924	28,548	$27.880552	$27.880552
American Funds - Growth-Income Class 2 Shares	6,976.028	330,888	345,034	1	345,035	15,715	21.955647	21.955647
American Funds - International Class 2 Shares	6,840.343	135,630	104,178	-	104,178	8,643	12.053855	12.053855
Fidelity® VIP Contrafund® Service Class 2	2,389.446	83,878	87,310	(4)	87,306	2,061	40.468577	42.362606
Fidelity® VIP Equity-Income Service Class 2	187.967	4,939	4,269	(4)	4,265	120	33.996396	35.587435
Fidelity® VIP Growth Opportunities Service Class 2	408.626	18,500	16,308	(6)	16,302	439	35.458420	37.117775
Fidelity® VIP Index 500 Service Class 2	1,505.686	517,560	556,652	9	556,661	23,815	23.374150	23.374150
TA Aegon Bond Initial Class	2,667.740	30,424	24,490	-	24,490	1,362	16.824336	18.179218
TA Aegon Core Bond Initial Class	9,590.760	123,848	102,046	(3)	102,043	4,599	20.568867	22.225208
TA Aegon Sustainable Equity Income Initial Class	19,306.176	388,955	339,210	(1)	339,209	9,679	32.652193	35.281809
TA Aegon U.S. Government Securities Initial Class	-	-	-	-	-	-	14.427169	15.102368
TA BlackRock Global Real Estate Securities Initial Class	2,199.287	26,275	20,057	(1)	20,056	456	42.015323	43.982138
TA BlackRock Government Money Market Initial Class	8,975.090	8,975	8,975	-	8,975	758	11.193790	12.095539
TA BlackRock iShares Active Asset Allocation - Conservative Initial Class	90.608	944	755	-	755	62	12.083929	12.083929
TA BlackRock iShares Active Asset Allocation - Moderate Initial Class	13,817.419	152,729	122,975	-	122,975	10,526	11.682611	11.682611
TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class	4,318.393	47,232	38,563	-	38,563	3,559	10.836855	10.836855
TA BlackRock iShares Edge 40 Initial Class	-	-	-	-	-	-	20.279065	21.228172
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	6,846.496	81,128	76,133	-	76,133	5,816	13.090224	13.090224
TA Goldman Sachs Managed Risk - Conservative ETF Initial Class	415.135	5,121	4,562	-	4,562	367	12.423069	12.423069
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	15,333.649	158,604	143,370	(1)	143,369	10,112	14.178481	14.178481
TA International Focus Initial Class	6,449.073	52,820	50,690	(2)	50,688	3,050	15.876133	16.619301
TA Janus Mid-Cap Growth Initial Class	5,177.427	160,128	162,830	-	162,830	8,710	17.858745	18.694661
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-	20.908382	21.886899
TA JPMorgan Asset Allocation - Growth Initial Class	-	-	-	-	-	-	29.983147	31.386464
TA JPMorgan Asset Allocation - Moderate Initial Class	-	-	-	-	-	-	23.919375	25.038828
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-	-	-	-	26.810111	28.064891
TA JPMorgan Enhanced Index Initial Class	-	-	-	-	-	-	42.567054	44.559128
TA JPMorgan International Moderate Growth Initial Class	208.851	2,412	1,781	1	1,782	124	13.733295	14.376116
TA JPMorgan Mid Cap Value Initial Class	1,612.960	26,571	23,581	1	23,582	484	46.585893	48.766149
TA JPMorgan Tactical Allocation Initial Class	2,861.995	40,917	32,970	(1)	32,969	1,138	27.664653	28.959393
TA Morgan Stanley Capital Growth Initial Class	25,306.821	260,580	95,913	-	95,913	2,352	38.961521	40.785764
TA Multi-Managed Balanced Initial Class	9,564.384	138,036	130,076	(1)	130,075	3,484	35.667044	37.336173
TA PIMCO Tactical - Balanced Initial Class	1,645.326	19,215	14,660	-	14,660	1,140	12.864414	12.864414
TA PIMCO Tactical - Conservative Initial Class	-	-	-	-	-	-	12.969691	12.969691
TA PIMCO Tactical - Growth Initial Class	6,731.704	76,670	59,172	-	59,172	4,335	13.651155	13.651155
TA Small/Mid Cap Value Initial Class	2,354.897	47,550	44,343	-	44,343	1,968	21.529658	22.537263
TA T. Rowe Price Small Cap Initial Class	3,411.904	44,613	33,368	-	33,368	874	36.469945	38.177140
TA WMC US Growth Initial Class	45,294.289	1,376,899	1,174,934	(4)	1,174,930	37,558	29.665306	32.053968

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VUL 3

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	American Funds - Growth Class 2	American Funds - Growth-Income	American Funds - International	Fidelity® VIP Contrafund® Service
	Shares	Class 2 Shares	Class 2 Shares	Class 2
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$997,406	$324,087	$149,453	$100,690

Investment Income:
Reinvested Dividends	2,813	4,313	2,846	30
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	331

Net Investment Income (Loss)	2,813	4,313	2,846	(301)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	144,649	3,671	-	14,027
Realized Gain (Loss) on Investments	11,472	1,180	12,346	3,172

Net Realized Capital Gains (Losses) on Investments	156,121	4,851	12,346	17,199
Net Change in Unrealized Appreciation (Depreciation)	70,662	70,680	(17,475)	9,696

Net Gain (Loss) on Investment	226,783	75,531	(5,129)	26,895

Net Increase (Decrease) in Net Assets Resulting from Operations	229,596	79,844	(2,283)	26,594

Increase (Decrease) in Net Assets from Contract Transactions	254,375	10,514	(34,582)	(7,010)

Total Increase (Decrease) in Net Assets	483,971	90,358	(36,865)	19,584

Net Assets as of December 31, 2021:	$1,481,377	$414,445	$112,588	$120,274

Investment Income:
Reinvested Dividends	2,893	4,652	1,898	256
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	286

Net Investment Income (Loss)	2,893	4,652	1,898	(30)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	128,065	35,278	14,507	4,785
Realized Gain (Loss) on Investments	151,368	611	(420)	440

Net Realized Capital Gains (Losses) on Investments	279,433	35,889	14,087	5,225
Net Change in Unrealized Appreciation (Depreciation)	(642,674)	(108,863)	(41,390)	(37,252)

Net Gain (Loss) on Investment	(363,241)	(72,974)	(27,303)	(32,027)

Net Increase (Decrease) in Net Assets Resulting from Operations	(360,348)	(68,322)	(25,405)	(32,057)

Increase (Decrease) in Net Assets from Contract Transactions	(325,105)	(1,088)	16,995	(911)

Total Increase (Decrease) in Net Assets	(685,453)	(69,410)	(8,410)	(32,968)

Net Assets as of December 31, 2022:	$795,924	$345,035	$104,178	$87,306

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Life Insurance Company

Separate Account VUL 3

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Equity-Income Service	Fidelity® VIP Growth Opportunities	Fidelity® VIP Index 500 Service
	Class 2	Service Class 2	Class 2	TA Aegon Bond Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$3,837	$29,559	$412,975	$23,095

Investment Income:
Reinvested Dividends	78	-	5,696	438
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12	90	-	21

Net Investment Income (Loss)	66	(90)	5,696	417

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	533	2,712	3,436	1,729
Realized Gain (Loss) on Investments	942	4,246	17,913	32

Net Realized Capital Gains (Losses) on Investments	1,475	6,958	21,349	1,761
Net Change in Unrealized Appreciation (Depreciation)	(659)	(3,555)	94,910	(2,426)

Net Gain (Loss) on Investment	816	3,403	116,259	(665)

Net Increase (Decrease) in Net Assets Resulting from Operations	882	3,313	121,955	(248)

Increase (Decrease) in Net Assets from Contract Transactions	312	(5,934)	94,642	5,893

Total Increase (Decrease) in Net Assets	1,194	(2,621)	216,597	5,645

Net Assets as of December 31, 2021:	$5,031	$26,938	$629,572	$28,740

Investment Income:
Reinvested Dividends	75	-	7,125	705
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13	58	-	27

Net Investment Income (Loss)	62	(58)	7,125	678

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	151	3,847	4,180	-
Realized Gain (Loss) on Investments	(65)	390	20,444	(216)

Net Realized Capital Gains (Losses) on Investments	86	4,237	24,624	(216)
Net Change in Unrealized Appreciation (Depreciation)	(432)	(14,526)	(144,515)	(4,772)

Net Gain (Loss) on Investment	(346)	(10,289)	(119,891)	(4,988)

Net Increase (Decrease) in Net Assets Resulting from Operations	(284)	(10,347)	(112,766)	(4,310)

Increase (Decrease) in Net Assets from Contract Transactions	(482)	(289)	39,855	60

Total Increase (Decrease) in Net Assets	(766)	(10,636)	(72,911)	(4,250)

Net Assets as of December 31, 2022:	$4,265	$16,302	$556,661	$24,490

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Separate Account VUL 3

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Aegon Core Bond Initial Class Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA Aegon U.S. Government Securities Initial Class Subaccount	TA BlackRock Global Real Estate Securities Initial Class Subaccount

Net Assets as of December 31, 2020:	$88,900	$297,073	$-	$21,970

Investment Income:
Reinvested Dividends	2,978	7,515	-	636
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21	213	-	76

Net Investment Income (Loss)	2,957	7,302	-	560

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,995	-	-	-
Realized Gain (Loss) on Investments	802	(203)	-	(86)

Net Realized Capital Gains (Losses) on Investments	4,797	(203)	-	(86)
Net Change in Unrealized Appreciation (Depreciation)	(8,329)	61,033	-	5,235

Net Gain (Loss) on Investment	(3,532)	60,830	-	5,149

Net Increase (Decrease) in Net Assets Resulting from Operations	(575)	68,132	-	5,709

Increase (Decrease) in Net Assets from Contract Transactions	14,685	13,820	-	209

Total Increase (Decrease) in Net Assets	14,110	81,952	-	5,918

Net Assets as of December 31, 2021:	$103,010	$379,025	$-	$27,888

Investment Income:
Reinvested Dividends	3,211	7,460	-	796
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17	209	-	69

Net Investment Income (Loss)	3,194	7,251	-	727

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	510	12,105	-	-
Realized Gain (Loss) on Investments	(1,282)	(670)	-	(282)

Net Realized Capital Gains (Losses) on Investments	(772)	11,435	-	(282)
Net Change in Unrealized Appreciation (Depreciation)	(15,858)	(63,057)	-	(8,396)

Net Gain (Loss) on Investment	(16,630)	(51,622)	-	(8,678)

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,436)	(44,371)	-	(7,951)

Increase (Decrease) in Net Assets from Contract Transactions	12,469	4,555	-	119

Total Increase (Decrease) in Net Assets	(967)	(39,816)	-	(7,832)

Net Assets as of December 31, 2022:	$102,043	$339,209	$-	$20,056

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VUL 3

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock Government Money Market Initial Class Subaccount	TA BlackRock iShares Active Asset Allocation - Conservative Initial Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Initial Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$9,687	$590	$109,807	$34,151

Investment Income:
Reinvested Dividends	-	9	1,410	313
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21	-	-	-

Net Investment Income (Loss)	(21)	9	1,410	313

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	11	-	-
Realized Gain (Loss) on Investments	-	-	362	105

Net Realized Capital Gains (Losses) on Investments	-	11	362	105
Net Change in Unrealized Appreciation (Depreciation)	-	19	8,228	2,539

Net Gain (Loss) on Investment	-	30	8,590	2,644

Net Increase (Decrease) in Net Assets Resulting from Operations	(21)	39	10,000	2,957

Increase (Decrease) in Net Assets from Contract Transactions	(697)	122	14,697	5,016

Total Increase (Decrease) in Net Assets	(718)	161	24,697	7,973

Net Assets as of December 31, 2021:	$8,969	$751	$134,504	$42,124

Investment Income:
Reinvested Dividends	125	12	2,026	642
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18	-	-	-

Net Investment Income (Loss)	107	12	2,026	642

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	99	15,224	1,758
Realized Gain (Loss) on Investments	-	-	(58)	(70)

Net Realized Capital Gains (Losses) on Investments	-	99	15,166	1,688
Net Change in Unrealized Appreciation (Depreciation)	-	(229)	(40,521)	(10,240)

Net Gain (Loss) on Investment	-	(130)	(25,355)	(8,552)

Net Increase (Decrease) in Net Assets Resulting from Operations	107	(118)	(23,329)	(7,910)

Increase (Decrease) in Net Assets from Contract Transactions	(101)	122	11,800	4,349

Total Increase (Decrease) in Net Assets	6	4	(11,529)	(3,561)

Net Assets as of December 31, 2022:	$8,975	$755	$122,975	$38,563

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VUL 3

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock iShares Edge 40 Initial Class Subaccount	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class Subaccount	TA Goldman Sachs Managed Risk - Conservative ETF Initial Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Initial Class Subaccount

Net Assets as of December 31, 2020:	$-	$74,769	$3,009	$127,601

Investment Income:
Reinvested Dividends	-	1,130	68	1,645
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	1,130	68	1,645

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,739	51	6,891
Realized Gain (Loss) on Investments	-	268	13	757

Net Realized Capital Gains (Losses) on Investments	-	4,007	64	7,648
Net Change in Unrealized Appreciation (Depreciation)	-	2,270	(21)	9,441

Net Gain (Loss) on Investment	-	6,277	43	17,089

Net Increase (Decrease) in Net Assets Resulting from Operations	-	7,407	111	18,734

Increase (Decrease) in Net Assets from Contract Transactions	-	4,554	991	9,878

Total Increase (Decrease) in Net Assets	-	11,961	1,102	28,612

Net Assets as of December 31, 2021:	$-	$86,730	$4,111	$156,213

Investment Income:
Reinvested Dividends	-	1,395	84	2,445
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	1,395	84	2,445

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,926	66	8,399
Realized Gain (Loss) on Investments	-	297	(22)	354

Net Realized Capital Gains (Losses) on Investments	-	2,223	44	8,753
Net Change in Unrealized Appreciation (Depreciation)	-	(15,846)	(626)	(33,834)

Net Gain (Loss) on Investment	-	(13,623)	(582)	(25,081)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(12,228)	(498)	(22,636)

Increase (Decrease) in Net Assets from Contract Transactions	-	1,631	949	9,792

Total Increase (Decrease) in Net Assets	-	(10,597)	451	(12,844)

Net Assets as of December 31, 2022:	$-	$76,133	$4,562	$143,369

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VUL 3

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA International Focus Initial Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$58,986	$172,004	$-	$-

Investment Income:
Reinvested Dividends	780	510	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	189	559	-	-

Net Investment Income (Loss)	591	(49)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	23,050	-	-
Realized Gain (Loss) on Investments	354	2,642	-	-

Net Realized Capital Gains (Losses) on Investments	354	25,692	-	-
Net Change in Unrealized Appreciation (Depreciation)	5,250	3,319	-	-

Net Gain (Loss) on Investment	5,604	29,011	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	6,195	28,962	-	-

Increase (Decrease) in Net Assets from Contract Transactions	644	(2,711)	-	-

Total Increase (Decrease) in Net Assets	6,839	26,251	-	-

Net Assets as of December 31, 2021:	$65,825	$198,255	$-	$-

Investment Income:
Reinvested Dividends	1,568	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	159	507	-	-

Net Investment Income (Loss)	1,409	(507)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,746	25,955	-	-
Realized Gain (Loss) on Investments	388	1,483	-	-

Net Realized Capital Gains (Losses) on Investments	3,134	27,438	-	-
Net Change in Unrealized Appreciation (Depreciation)	(17,989)	(60,527)	-	-

Net Gain (Loss) on Investment	(14,855)	(33,089)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,446)	(33,596)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(1,691)	(1,829)	-	-

Total Increase (Decrease) in Net Assets	(15,137)	(35,425)	-	-

Net Assets as of December 31, 2022:	$50,688	$162,830	$-	$-

See Accompanying Notes.
(1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VUL 3

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA JPMorgan International Moderate Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	37
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	3

Net Investment Income (Loss)	-	-	-	34

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	(12)

Net Gain (Loss) on Investment	-	-	-	(12)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	22

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	2,396

Total Increase (Decrease) in Net Assets	-	-	-	2,418

Net Assets as of December 31, 2021:	$-	$-	$-	$2,418

Investment Income:
Reinvested Dividends	-	-	-	98
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	6

Net Investment Income (Loss)	-	-	-	92

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	161
Realized Gain (Loss) on Investments	-	-	-	(51)

Net Realized Capital Gains (Losses) on Investments	-	-	-	110
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	(619)

Net Gain (Loss) on Investment	-	-	-	(509)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	(417)

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	(219)

Total Increase (Decrease) in Net Assets	-	-	-	(636)

Net Assets as of December 31, 2022:	$-	$-	$-	$1,782

See Accompanying Notes.
(1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VUL 3

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan Mid Cap Value Initial Class Subaccount	TA JPMorgan Tactical Allocation Initial Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount	TA Multi-Managed Balanced Initial Class Subaccount

Net Assets as of December 31, 2020:	$22,507	$38,001	$270,027	$137,677

Investment Income:
Reinvested Dividends	202	685	-	1,705
Investment Expense:
Mortality and Expense Risk and Administrative Charges	78	114	843	444

Net Investment Income (Loss)	124	571	(843)	1,261

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	417	2,247	70,881	8,010
Realized Gain (Loss) on Investments	(160)	534	13,321	1,332

Net Realized Capital Gains (Losses) on Investments	257	2,781	84,202	9,342
Net Change in Unrealized Appreciation (Depreciation)	6,006	(1,634)	(83,832)	12,236

Net Gain (Loss) on Investment	6,263	1,147	370	21,578

Net Increase (Decrease) in Net Assets Resulting from Operations	6,387	1,718	(473)	22,839

Increase (Decrease) in Net Assets from Contract Transactions	(1,138)	(1,982)	(19,250)	(1,942)

Total Increase (Decrease) in Net Assets	5,249	(264)	(19,723)	20,897

Net Assets as of December 31, 2021:	$27,756	$37,737	$250,304	$158,574

Investment Income:
Reinvested Dividends	207	681	-	1,662
Investment Expense:
Mortality and Expense Risk and Administrative Charges	75	103	411	415

Net Investment Income (Loss)	132	578	(411)	1,247

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,630	3,862	83,943	16,488
Realized Gain (Loss) on Investments	(513)	(136)	(4,981)	730

Net Realized Capital Gains (Losses) on Investments	4,117	3,726	78,962	17,218
Net Change in Unrealized Appreciation (Depreciation)	(6,598)	(10,099)	(227,496)	(44,611)

Net Gain (Loss) on Investment	(2,481)	(6,373)	(148,534)	(27,393)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,349)	(5,795)	(148,945)	(26,146)

Increase (Decrease) in Net Assets from Contract Transactions	(1,825)	1,027	(5,446)	(2,353)

Total Increase (Decrease) in Net Assets	(4,174)	(4,768)	(154,391)	(28,499)

Net Assets as of December 31, 2022:	$23,582	$32,969	$95,913	$130,075

See Accompanying Notes.
(1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VUL 3

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA PIMCO Tactical - Balanced Initial Class Subaccount	TA PIMCO Tactical - Conservative Initial Class Subaccount	TA PIMCO Tactical - Growth Initial Class Subaccount	TA Small/Mid Cap Value Initial Class Subaccount

Net Assets as of December 31, 2020:	$17,495	$-	$56,102	$33,265

Investment Income:
Reinvested Dividends	-	-	-	294
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	125

Net Investment Income (Loss)	-	-	-	169

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,357	-	4,653	-
Realized Gain (Loss) on Investments	26	-	122	70

Net Realized Capital Gains (Losses) on Investments	1,383	-	4,775	70
Net Change in Unrealized Appreciation (Depreciation)	(230)	-	780	9,318

Net Gain (Loss) on Investment	1,153	-	5,555	9,388

Net Increase (Decrease) in Net Assets Resulting from Operations	1,153	-	5,555	9,557

Increase (Decrease) in Net Assets from Contract Transactions	(183)	-	5,153	5,487

Total Increase (Decrease) in Net Assets	970	-	10,708	15,044

Net Assets as of December 31, 2021:	$18,465	$-	$66,810	$48,309

Investment Income:
Reinvested Dividends	138	-	-	274
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	136

Net Investment Income (Loss)	138	-	-	138

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,453	-	7,932	7,056
Realized Gain (Loss) on Investments	(46)	-	(122)	40

Net Realized Capital Gains (Losses) on Investments	1,407	-	7,810	7,096
Net Change in Unrealized Appreciation (Depreciation)	(5,119)	-	(19,947)	(11,376)

Net Gain (Loss) on Investment	(3,712)	-	(12,137)	(4,280)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,574)	-	(12,137)	(4,142)

Increase (Decrease) in Net Assets from Contract Transactions	(231)	-	4,499	176

Total Increase (Decrease) in Net Assets	(3,805)	-	(7,638)	(3,966)

Net Assets as of December 31, 2022:	$14,660	$-	$59,172	$44,343

See Accompanying Notes.
(1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VUL 3

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA T. Rowe Price Small Cap Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$39,386	$1,411,877

Investment Income:
Reinvested Dividends	-	1,231
Investment Expense:
Mortality and Expense Risk and Administrative Charges	125	3,642

Net Investment Income (Loss)	(125)	(2,411)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,117	227,619
Realized Gain (Loss) on Investments	368	14,031

Net Realized Capital Gains (Losses) on Investments	4,485	241,650
Net Change in Unrealized Appreciation (Depreciation)	(36)	49,454

Net Gain (Loss) on Investment	4,449	291,104

Net Increase (Decrease) in Net Assets Resulting from Operations	4,324	288,693

Increase (Decrease) in Net Assets from Contract Transactions	(603)	14,162

Total Increase (Decrease) in Net Assets	3,721	302,855

Net Assets as of December 31, 2021:	$43,107	$1,714,732

Investment Income:
Reinvested Dividends	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	105	3,089

Net Investment Income (Loss)	(105)	(3,089)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,952	227,909
Realized Gain (Loss) on Investments	32	10,070

Net Realized Capital Gains (Losses) on Investments	11,984	237,979
Net Change in Unrealized Appreciation (Depreciation)	(21,706)	(775,041)

Net Gain (Loss) on Investment	(9,722)	(537,062)

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,827)	(540,151)

Increase (Decrease) in Net Assets from Contract Transactions	88	349

Total Increase (Decrease) in Net Assets	(9,739)	(539,802)

Net Assets as of December 31, 2022:	$33,368	$1,174,930

See Accompanying Notes.
(1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VUL 3

Notes to Financial Statements

December 31, 2022

1. Organization

Separate Account VUL 3 (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Elite and Transamerica Journey.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Core Bond Initial Class	Transamerica Aegon Core Bond VP Initial Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock iShares Active Asset Allocation - Conservative Initial Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Initial Class
TA BlackRock iShares Active Asset Allocation - Moderate Initial Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Initial Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Initial Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Initial Class
TA Goldman Sachs Managed Risk - Conservative ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Initial Class
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Initial Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class

Transamerica Life Insurance Company

Separate Account VUL 3

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class
TA JPMorgan Mid Cap Value Initial Class	Transamerica JPMorgan Mid Cap Value VP Initial Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA PIMCO Tactical - Balanced Initial Class	Transamerica PIMCO Tactical - Balanced VP Initial Class
TA PIMCO Tactical - Conservative Initial Class	Transamerica PIMCO Tactical - Conservative VP Initial Class
TA PIMCO Tactical - Growth Initial Class	Transamerica PIMCO Tactical - Growth VP Initial Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly
TA Aegon Bond Initial Class	TA PIMCO Total Return Initial Class
TA Aegon Core Bond Initial Class	TA JPMorgan Core Bond Initial Class
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	TA Managed Risk - Balanced ETF Initial Class
TA Goldman Sachs Managed Risk - Conservative ETF Initial Class	TA Managed Risk - Conservative ETF Initial Class
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	TA Managed Risk - Growth ETF Initial Class

Transamerica Life Insurance Company

Separate Account VUL 3

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable life separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Life Insurance Company

Separate Account VUL 3

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

American Funds - Growth Class 2 Shares	$174,797	$368,942

American Funds - Growth-Income Class 2 Shares	43,486	4,644
American Funds - International Class 2 Shares	35,381	1,982
Fidelity® VIP Contrafund® Service Class 2	5,644	1,801
Fidelity® VIP Equity-Income Service Class 2	226	495
Fidelity® VIP Growth Opportunities Service Class 2	4,557	1,059
Fidelity® VIP Index 500 Service Class 2	109,782	58,622
TA Aegon Bond Initial Class	2,255	1,517
TA Aegon Core Bond Initial Class	26,719	10,546
TA Aegon Sustainable Equity Income Initial Class	28,213	4,302
TA Aegon U.S. Government Securities Initial Class	-	-
TA BlackRock Global Real Estate Securities Initial Class	1,803	958
TA BlackRock Government Money Market Initial Class	938	931
TA BlackRock iShares Active Asset Allocation - Conservative Initial Class	233	1
TA BlackRock iShares Active Asset Allocation - Moderate Initial Class	34,063	5,013
TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class	8,056	1,306
TA BlackRock iShares Edge 40 Initial Class	-	-
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	8,413	3,461
TA Goldman Sachs Managed Risk - Conservative ETF Initial Class	1,364	264
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	24,748	4,112
TA International Focus Initial Class	7,480	5,017
TA Janus Mid-Cap Growth Initial Class	29,039	5,420
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-
TA JPMorgan Asset Allocation - Growth Initial Class	-	-
TA JPMorgan Asset Allocation - Moderate Initial Class	-	-
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-
TA JPMorgan Enhanced Index Initial Class	-	-
TA JPMorgan International Moderate Growth Initial Class	260	227
TA JPMorgan Mid Cap Value Initial Class	4,837	1,900
TA JPMorgan Tactical Allocation Initial Class	7,050	1,583
TA Morgan Stanley Capital Growth Initial Class	85,839	7,752
TA Multi-Managed Balanced Initial Class	20,961	5,578
TA PIMCO Tactical - Balanced Initial Class	1,693	333
TA PIMCO Tactical - Conservative Initial Class	-	-
TA PIMCO Tactical - Growth Initial Class	13,754	1,323
TA Small/Mid Cap Value Initial Class	8,630	1,260
TA T. Rowe Price Small Cap Initial Class	12,990	1,055

Transamerica Life Insurance Company

Separate Account VUL 3

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales

TA WMC US Growth Initial Class	$261,766	$36,600

Transamerica Life Insurance Company

Separate Account VUL 3

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021

Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

American Funds - Growth Class 2 Shares	1,338	(10,017)	(8,679)	7,235	(584)	6,651

American Funds - Growth-Income Class 2 Shares	157	(205)	(48)	644	(178)	466

American Funds - International Class 2 Shares	1,404	(160)	1,244	2,056	(4,332)	(2,276)

Fidelity® VIP Contrafund® Service Class 2	14	(34)	(20)	15	(149)	(134)

Fidelity® VIP Equity-Income Service Class 2	-	(14)	(14)	141	(134)	7

Fidelity® VIP Growth Opportunities Service Class 2	17	(24)	(7)	12	(111)	(99)

Fidelity® VIP Index 500 Service Class 2	4,145	(2,304)	1,841	5,525	(2,038)	3,487

TA Aegon Bond Initial Class	81	(79)	2	324	(43)	281

TA Aegon Core Bond Initial Class	1,000	(451)	549	1,103	(514)	589

TA Aegon Sustainable Equity Income Initial Class	247	(118)	129	482	(91)	391

TA Aegon U.S. Government Securities Initial Class	-	-	-	-	-	-

TA BlackRock Global Real Estate Securities Initial Class	20	(18)	2	18	(14)	4

TA BlackRock Government Money Market Initial Class	69	(79)	(10)	73	(133)	(60)

TA BlackRock iShares Active Asset Allocation - Conservative Initial Class	10	(1)	9	9	-	9

TA BlackRock iShares Active Asset Allocation - Moderate Initial Class	1,357	(403)	954	1,331	(239)	1,092

TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class	491	(113)	378	503	(106)	397

TA BlackRock iShares Edge 40 Initial Class	-	-	-	-	-	-

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	375	(252)	123	411	(100)	311

TA Goldman Sachs Managed Risk - Conservative ETF Initial Class	96	(21)	75	90	(18)	72

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	949	(277)	672	920	(290)	630

TA International Focus Initial Class	183	(290)	(107)	92	(61)	31

TA Janus Mid-Cap Growth Initial Class	168	(264)	(96)	142	(271)	(129)

TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-

TA JPMorgan Asset Allocation - Growth Initial Class	-	-	-	-	-	-

TA JPMorgan Asset Allocation - Moderate Initial Class	-	-	-	-	-	-

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-	-	-	-

TA JPMorgan Enhanced Index Initial Class	-	-	-	-	-	-

TA JPMorgan International Moderate Growth Initial Class	-	(15)	(15)	142	(3)	139

Transamerica Life Insurance Company

Separate Account VUL 3

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021

Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA JPMorgan Mid Cap Value Initial Class	-	(37)	(37)	-	(23)	(23)

TA JPMorgan Tactical Allocation Initial Class	81	(50)	31	55	(114)	(59)

TA Morgan Stanley Capital Growth Initial Class	32	(137)	(105)	9	(181)	(172)

TA Multi-Managed Balanced Initial Class	74	(135)	(61)	69	(116)	(47)

TA PIMCO Tactical - Balanced Initial Class	7	(24)	(17)	7	(18)	(11)

TA PIMCO Tactical - Conservative Initial Class	-	-	-	-	-	-

TA PIMCO Tactical - Growth Initial Class	404	(92)	312	400	(77)	323

TA Small/Mid Cap Value Initial Class	57	(49)	8	266	(30)	236

TA T. Rowe Price Small Cap Initial Class	25	(25)	-	6	(18)	(12)

TA WMC US Growth Initial Class	959	(953)	6	965	(647)	318

Transamerica Life Insurance Company

Separate Account VUL 3

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

American Funds - Growth Class 2 Shares	$43,838	$(368,943)	$(325,105)	$276,532	$(22,157)	$254,375

American Funds - Growth-Income Class 2 Shares	3,556	(4,644)	(1,088)	14,736	(4,222)	10,514

American Funds - International Class 2 Shares	18,975	(1,980)	16,995	32,205	(66,787)	(34,582)

Fidelity® VIP Contrafund® Service Class 2	621	(1,532)	(911)	732	(7,742)	(7,010)

Fidelity® VIP Equity-Income Service Class 2	-	(482)	(482)	5,055	(4,743)	312

Fidelity® VIP Growth Opportunities Service Class 2	716	(1,005)	(289)	685	(6,619)	(5,934)

Fidelity® VIP Index 500 Service Class 2	98,476	(58,621)	39,855	144,774	(50,132)	94,642

TA Aegon Bond Initial Class	1,551	(1,491)	60	6,796	(903)	5,893

TA Aegon Core Bond Initial Class	22,998	(10,529)	12,469	27,722	(13,037)	14,685

TA Aegon Sustainable Equity Income Initial Class	8,677	(4,122)	4,555	17,158	(3,338)	13,820

TA Aegon U.S. Government Securities Initial Class	-	-	-	-	-	-

TA BlackRock Global Real Estate Securities Initial Class	1,019	(900)	119	987	(778)	209

TA BlackRock Government Money Market Initial Class	813	(914)	(101)	858	(1,555)	(697)

TA BlackRock iShares Active Asset Allocation - Conservative Initial Class	121	1	122	123	(1)	122

TA BlackRock iShares Active Asset Allocation - Moderate Initial Class	16,812	(5,012)	11,800	17,933	(3,236)	14,697

TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class	5,657	(1,308)	4,349	6,338	(1,322)	5,016

TA BlackRock iShares Edge 40 Initial Class	-	-	-	-	-	-

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	5,092	(3,461)	1,631	6,022	(1,468)	4,554

TA Goldman Sachs Managed Risk - Conservative ETF Initial Class	1,214	(265)	949	1,243	(252)	991

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	13,904	(4,112)	9,792	14,410	(4,532)	9,878

TA International Focus Initial Class	3,197	(4,888)	(1,691)	1,862	(1,218)	644

TA Janus Mid-Cap Growth Initial Class	3,219	(5,048)	(1,829)	2,984	(5,695)	(2,711)

TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-

TA JPMorgan Asset Allocation - Growth Initial Class	-	-	-	-	-	-

TA JPMorgan Asset Allocation - Moderate Initial Class	-	-	-	-	-	-

Transamerica Life Insurance Company

Separate Account VUL 3

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	$-	$-	$-	$-	$-	$-

TA JPMorgan Enhanced Index Initial Class	-	-	-	-	-	-

TA JPMorgan International Moderate Growth Initial Class	-	(219)	(219)	2,452	(56)	2,396

TA JPMorgan Mid Cap Value Initial Class	-	(1,825)	(1,825)	-	(1,138)	(1,138)

TA JPMorgan Tactical Allocation Initial Class	2,518	(1,491)	1,027	1,841	(3,823)	(1,982)

TA Morgan Stanley Capital Growth Initial Class	1,986	(7,432)	(5,446)	941	(20,191)	(19,250)

TA Multi-Managed Balanced Initial Class	2,935	(5,288)	(2,353)	2,867	(4,809)	(1,942)

TA PIMCO Tactical - Balanced Initial Class	102	(333)	(231)	103	(286)	(183)

TA PIMCO Tactical - Conservative Initial Class	-	-	-	-	-	-

TA PIMCO Tactical - Growth Initial Class	5,820	(1,321)	4,499	6,370	(1,217)	5,153

TA Small/Mid Cap Value Initial Class	1,316	(1,140)	176	6,172	(685)	5,487

TA T. Rowe Price Small Cap Initial Class	1,048	(960)	88	270	(873)	(603)

TA WMC US Growth Initial Class	34,852	(34,503)	349	40,942	(26,780)	14,162

Transamerica Life Insurance Company

Separate Account VUL 3

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

American Funds - Growth Class 2 Shares
12/31/2022	28,548	$27.88	to	$27.88	$795,924	0.30%	0.00%	to	0.00%	(29.94	) %	to	(29.94	) %
12/31/2021	37,227	39.79	to	39.79	1,481,377	0.23	0.00	to	0.00	21.99		to	21.99
12/31/2020	30,576	32.62	to	32.62	997,406	0.29	0.00	to	0.00	52.08		to	52.08
12/31/2019	38,276	21.45	to	21.45	821,011	0.78	0.00	to	0.00	30.77		to	30.77
12/31/2018	35,712	16.40	to	16.40	585,753	0.47	0.00	to	0.00	(0.25)		to	(0.25)
American Funds - Growth-Income Class 2 Shares
12/31/2022	15,715	21.96	to	21.96	345,035	1.30	0.00	to	0.00	(16.49)		to	(16.49)
12/31/2021	15,763	26.29	to	26.29	414,445	1.15	0.00	to	0.00	24.10		to	24.10
12/31/2020	15,297	21.19	to	21.19	324,087	1.43	0.00	to	0.00	13.55		to	13.55
12/31/2019	14,184	18.66	to	18.66	264,664	1.76	0.00	to	0.00	26.14		to	26.14
12/31/2018	12,972	14.79	to	14.79	191,889	1.47	0.00	to	0.00	(1.79)		to	(1.79)
American Funds - International Class 2 Shares
12/31/2022	8,643	12.05	to	12.05	104,178	1.83	0.00	to	0.00	(20.79)		to	(20.79)
12/31/2021	7,399	15.22	to	15.22	112,588	1.72	0.00	to	0.00	(1.50)		to	(1.50)
12/31/2020	9,675	15.45	to	15.45	149,453	0.70	0.00	to	0.00	13.97		to	13.97
12/31/2019	8,457	13.55	to	13.55	114,625	1.68	0.00	to	0.00	22.88		to	22.88
12/31/2018	7,054	11.03	to	11.03	77,807	1.82	0.00	to	0.00	(13.13)		to	(13.13)
Fidelity® VIP Contrafund® Service Class 2
12/31/2022	2,061	42.36	to	40.47	87,306	0.27	0.30	to	0.90	(26.71)		to	(27.14)
12/31/2021	2,081	57.80	to	55.55	120,274	0.03	0.30	to	0.90	27.13		to	26.37
12/31/2020	2,215	45.47	to	43.95	100,690	0.08	0.30	to	0.90	29.84		to	29.07
12/31/2019	2,190	35.02	to	34.05	76,678	0.22	0.30	to	0.90	30.88		to	30.10
12/31/2018	2,234	26.75	to	26.17	59,757	0.44	0.30	to	0.90	(6.92)		to	(7.48)
Fidelity® VIP Equity-Income Service Class 2
12/31/2022	120	35.59	to	34.00	4,265	1.67	0.30	to	0.90	(5.53)		to	(6.09)
12/31/2021	134	37.67	to	36.20	5,031	1.93	0.30	to	0.90	24.23		to	23.49
12/31/2020	127	30.32	to	29.31	3,837	1.65	0.30	to	0.90	6.12		to	5.49
12/31/2019	131	28.57	to	27.79	3,732	1.83	0.30	to	0.90	26.73		to	25.97
12/31/2018	135	22.55	to	22.06	3,044	2.09	0.30	to	0.90	(8.81)		to	(9.36)
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2022	439	37.12	to	35.46	16,302	-	0.30	to	0.90	(38.50)		to	(38.87)
12/31/2021	446	60.36	to	58.00	26,938	-	0.30	to	0.90	11.34		to	10.67
12/31/2020	545	54.21	to	52.41	29,559	-	0.30	to	0.90	67.73		to	66.73
12/31/2019	576	32.32	to	31.43	18,605	-	0.30	to	0.90	40.07		to	39.24
12/31/2018	615	23.07	to	22.57	14,187	0.12	0.30	to	0.90	11.87		to	11.20
Fidelity® VIP Index 500 Service Class 2
12/31/2022	23,815	23.37	to	23.37	556,661	1.27	0.00	to	0.00	(18.42)		to	(18.42)
12/31/2021	21,974	28.65	to	28.65	629,572	1.14	0.00	to	0.00	28.26		to	28.26
12/31/2020	18,487	22.34	to	22.34	412,975	1.66	0.00	to	0.00	17.95		to	17.95
12/31/2019	15,622	18.94	to	18.94	295,878	1.96	0.00	to	0.00	31.02		to	31.02
12/31/2018	13,153	14.46	to	14.46	190,143	1.79	0.00	to	0.00	(4.73)		to	(4.73)
TA Aegon Bond Initial Class
12/31/2022	1,362	18.18	to	16.82	24,490	2.73	0.00	to	0.90	(14.84)		to	(15.60)
12/31/2021	1,360	21.35	to	19.93	28,740	1.74	0.00	to	0.90	(0.87)		to	(1.76)
12/31/2020	1,079	21.53	to	20.29	23,095	4.36	0.00	to	0.90	7.68		to	6.72
12/31/2019	1,052	20.00	to	19.01	20,933	2.57	0.00	to	0.90	8.41		to	7.45
12/31/2018	1,020	18.45	to	17.69	18,731	2.74	0.00	to	0.90	(0.65)		to	(1.55)

Transamerica Life Insurance Company

Separate Account VUL 3

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Aegon Core Bond Initial Class
12/31/2022	4,599	$22.23	to	$20.57	$102,043	3.22%	-%	to	0.90%	(12.77	) %	to	(13.54	) %
12/31/2021	4,050	25.48	to	23.79	103,010	2.94	0.00	to	0.90	(1.03)		to	(1.91)
12/31/2020	3,461	25.74	to	24.25	88,900	4.35	0.00	to	0.90	7.47		to	6.51
12/31/2019	2,855	23.95	to	22.77	68,223	2.32	0.00	to	0.90	8.53		to	7.56
12/31/2018	1,728	22.07	to	21.17	38,048	2.52	0.00	to	0.90	0.08		to	(0.82)
TA Aegon Sustainable Equity Income Initial Class
12/31/2022	9,679	35.28	to	32.65	339,209	2.20	0.00	to	0.90	(11.63)		to	(12.41)
12/31/2021	9,550	39.92	to	37.28	379,025	2.16	0.00	to	0.90	22.42		to	21.33
12/31/2020	9,159	32.61	to	30.73	297,073	3.11	0.00	to	0.90	(7.35)		to	(8.18)
12/31/2019	8,813	35.20	to	33.46	308,375	2.53	0.00	to	0.90	23.91		to	22.80
12/31/2018	8,105	28.41	to	27.25	229,007	2.20	0.00	to	0.90	(11.50)		to	(12.30)
TA Aegon U.S. Government Securities Initial Class
12/31/2022	-	15.10	to	14.43	-	-	0.30	to	0.90	(13.29)		to	(13.80)
12/31/2021	-	17.42	to	16.74	-	-	0.30	to	0.90	(2.68)		to	(3.26)
12/31/2020	-	17.90	to	17.30	-	-	0.30	to	0.90	8.65		to	8.00
12/31/2019	-	16.47	to	16.02	-	-	0.30	to	0.90	6.28		to	5.65
12/31/2018	-	15.50	to	15.16	-	-	0.30	to	0.90	(0.04)		to	(0.64)
TA BlackRock Global Real Estate Securities Initial Class
12/31/2022	456	43.98	to	42.02	20,056	3.48	0.30	to	0.90	(28.40)		to	(28.83)
12/31/2021	454	61.43	to	59.04	27,888	2.51	0.30	to	0.90	25.85		to	25.10
12/31/2020	450	48.81	to	47.19	21,970	12.58	0.30	to	0.90	(0.61)		to	(1.20)
12/31/2019	458	49.12	to	47.77	22,498	0.91	0.30	to	0.90	24.82		to	24.07
12/31/2018	439	39.35	to	38.50	17,264	7.30	0.30	to	0.90	(10.36)		to	(10.90)
TA BlackRock Government Money Market Initial Class
12/31/2022	758	12.10	to	11.19	8,975	1.40	0.00	to	0.90	1.40		to	0.50
12/31/2021	768	11.93	to	11.14	8,969	0.00	0.00	to	0.90	0.00		to	(0.89)
12/31/2020	828	11.93	to	11.24	9,687	0.29	0.00	to	0.90	0.29		to	(0.61)
12/31/2019	865	11.89	to	11.31	10,104	1.96	0.00	to	0.90	1.97		to	1.06
12/31/2018	924	11.66	to	11.19	10,607	1.79	0.00	to	0.90	1.81		to	0.89
TA BlackRock iShares Active Asset Allocation - Conservative Initial Class
12/31/2022	62	12.08	to	12.08	755	1.67	0.00	to	0.00	(15.06)		to	(15.06)
12/31/2021	53	14.23	to	14.23	751	1.38	0.00	to	0.00	5.98		to	5.98
12/31/2020	44	13.42	to	13.42	590	2.28	0.00	to	0.00	6.99		to	6.99
12/31/2019	35	12.55	to	12.55	434	2.39	0.00	to	0.00	11.47		to	11.47
12/31/2018	25	11.26	to	11.26	283	2.04	0.00	to	0.00	(2.61)		to	(2.61)
TA BlackRock iShares Active Asset Allocation - Moderate Initial Class
12/31/2022	10,526	11.68	to	11.68	122,975	1.64	0.00	to	0.00	(16.86)		to	(16.86)
12/31/2021	9,572	14.05	to	14.05	134,504	1.15	0.00	to	0.00	8.52		to	8.52
12/31/2020	8,480	12.95	to	12.95	109,807	2.19	0.00	to	0.00	3.59		to	3.59
12/31/2019	7,525	12.50	to	12.50	94,058	2.12	0.00	to	0.00	11.43		to	11.43
12/31/2018	6,401	11.22	to	11.22	71,807	1.69	0.00	to	0.00	(3.98)		to	(3.98)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class
12/31/2022	3,559	10.84	to	10.84	38,563	1.66	0.00	to	0.00	(18.16)		to	(18.16)
12/31/2021	3,181	13.24	to	13.24	42,124	0.82	0.00	to	0.00	7.94		to	7.94
12/31/2020	2,784	12.27	to	12.27	34,151	2.20	0.00	to	0.00	(1.85)		to	(1.85)
12/31/2019	2,286	12.50	to	12.50	28,568	2.04	0.00	to	0.00	11.59		to	11.59
12/31/2018	1,789	11.20	to	11.20	20,038	1.65	0.00	to	0.00	(5.67)		to	(5.67)

Transamerica Life Insurance Company

Separate Account VUL 3

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA BlackRock iShares Edge 40 Initial Class
12/31/2022	-	$21.23	to	$20.28	$-	-%	0.30%	to	0.90%	(14.50	) %	to	(15.01	) %
12/31/2021	-	24.83	to	23.86	-	-	0.30	to	0.90	5.77		to	5.14
12/31/2020	-	23.47	to	22.69	-	-	0.30	to	0.90	9.32		to	8.67
12/31/2019	-	21.47	to	20.88	-	-	0.30	to	0.90	14.96		to	14.28
12/31/2018	-	18.68	to	18.27	-	-	0.30	to	0.90	(4.43)		to	(5.00)
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class
12/31/2022	5,816	13.09	to	13.09	76,133	1.80	0.00	to	0.00	(14.07)		to	(14.07)
12/31/2021	5,693	15.23	to	15.23	86,730	1.39	0.00	to	0.00	9.65		to	9.65
12/31/2020	5,382	13.89	to	13.89	74,769	2.35	0.00	to	0.00	4.48		to	4.48
12/31/2019	5,061	13.30	to	13.30	67,300	2.25	0.00	to	0.00	15.92		to	15.92
12/31/2018	4,708	11.47	to	11.47	54,000	1.91	0.00	to	0.00	(4.33)		to	(4.33)
TA Goldman Sachs Managed Risk - Conservative ETF Initial Class
12/31/2022	367	12.42	to	12.42	4,562	2.01	0.00	to	0.00	(11.66)		to	(11.66)
12/31/2021	292	14.06	to	14.06	4,111	1.90	0.00	to	0.00	3.00		to	3.00
12/31/2020	220	13.65	to	13.65	3,009	2.62	0.00	to	0.00	5.23		to	5.23
12/31/2019	148	12.97	to	12.97	1,915	2.54	0.00	to	0.00	12.38		to	12.38
12/31/2018	81	11.55	to	11.55	935	2.60	0.00	to	0.00	(3.31)		to	(3.31)
TA Goldman Sachs Managed Risk - Growth ETF Initial Class
12/31/2022	10,112	14.18	to	14.18	143,369	1.72	0.00	to	0.00	(14.32)		to	(14.32)
12/31/2021	9,440	16.55	to	16.55	156,213	1.14	0.00	to	0.00	14.25		to	14.25
12/31/2020	8,810	14.48	to	14.48	127,601	2.35	0.00	to	0.00	4.52		to	4.52
12/31/2019	8,177	13.86	to	13.86	113,313	2.07	0.00	to	0.00	19.74		to	19.74
12/31/2018	7,542	11.57	to	11.57	87,286	1.85	0.00	to	0.00	(6.99)		to	(6.99)
TA International Focus Initial Class
12/31/2022	3,050	16.62	to	15.88	50,688	2.96	0.30	to	0.90	(20.28)		to	(20.76)
12/31/2021	3,157	20.85	to	20.03	65,825	1.23	0.30	to	0.90	10.49		to	9.83
12/31/2020	3,126	18.87	to	18.24	58,986	2.31	0.30	to	0.90	20.54		to	19.82
12/31/2019	3,250	15.65	to	15.22	50,876	1.66	0.30	to	0.90	27.30		to	26.54
12/31/2018	3,228	12.30	to	12.03	39,693	1.22	0.30	to	0.90	(17.95)		to	(18.44)
TA Janus Mid-Cap Growth Initial Class
12/31/2022	8,710	18.69	to	17.86	162,830	-	0.30	to	0.90	(16.96)		to	(17.46)
12/31/2021	8,806	22.51	to	21.64	198,255	0.27	0.30	to	0.90	16.95		to	16.25
12/31/2020	8,935	19.25	to	18.61	172,004	0.23	0.30	to	0.90	18.85		to	18.14
12/31/2019	9,113	16.20	to	15.75	147,621	0.07	0.30	to	0.90	36.30		to	35.49
12/31/2018	9,333	11.88	to	11.63	110,914	0.06	0.30	to	0.90	(1.52)		to	(2.10)
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2022	-	21.89	to	20.91	-	-	0.30	to	0.90	(15.61)		to	(16.11)
12/31/2021	-	25.93	to	24.92	-	-	0.30	to	0.90	5.58		to	4.96
12/31/2020	-	24.56	to	23.75	-	-	0.30	to	0.90	11.14		to	10.48
12/31/2019	-	22.10	to	21.49	-	-	0.30	to	0.90	13.56		to	12.89
12/31/2018	-	19.46	to	19.04	-	-	0.30	to	0.90	(4.27)		to	(4.84)
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2022	-	31.39	to	29.98	-	-	0.30	to	0.90	(22.80)		to	(23.26)
12/31/2021	-	40.66	to	39.07	-	-	0.30	to	0.90	19.28		to	18.57
12/31/2020	-	34.08	to	32.95	-	-	0.30	to	0.90	24.37		to	23.63
12/31/2019	-	27.41	to	26.65	-	-	0.30	to	0.90	25.67		to	24.93
12/31/2018	-	21.81	to	21.33	-	-	0.30	to	0.90	(10.66)		to	(11.20)

Transamerica Life Insurance Company

Separate Account VUL 3

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2022	-	$25.04	to	$23.92	$-	-%	0.30%	to	0.90%	(16.33	) %	to	(16.82	) %
12/31/2021	-	29.92	to	28.76	-	-	0.30	to	0.90	8.85		to	8.21
12/31/2020	-	27.49	to	26.58	-	-	0.30	to	0.90	12.27		to	11.60
12/31/2019	-	24.49	to	23.81	-	-	0.30	to	0.90	16.07		to	15.38
12/31/2018	-	21.10	to	20.64	-	-	0.30	to	0.90	(5.41)		to	(5.98)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2022	-	28.06	to	26.81	-	-	0.30	to	0.90	(17.60)		to	(18.09)
12/31/2021	-	34.06	to	32.73	-	-	0.30	to	0.90	13.61		to	12.93
12/31/2020	-	29.98	to	28.98	-	-	0.30	to	0.90	14.72		to	14.04
12/31/2019	-	26.13	to	25.41	-	-	0.30	to	0.90	19.65		to	18.94
12/31/2018	-	21.84	to	21.37	-	-	0.30	to	0.90	(7.35)		to	(7.90)
TA JPMorgan Enhanced Index Initial Class
12/31/2022	-	44.56	to	42.57	-	-	0.30	to	0.90	(18.59)		to	(19.08)
12/31/2021	-	54.74	to	52.60	-	-	0.30	to	0.90	29.73		to	28.96
12/31/2020	-	42.19	to	40.79	-	-	0.30	to	0.90	19.81		to	19.09
12/31/2019	-	35.22	to	34.25	-	-	0.30	to	0.90	30.64		to	29.87
12/31/2018	-	26.96	to	26.37	-	-	0.30	to	0.90	(6.29)		to	(6.86)
TA JPMorgan International Moderate Growth Initial Class
12/31/2022	124	14.38	to	13.73	1,782	4.99	0.30	to	0.90	(17.53)		to	(18.02)
12/31/2021	139	17.43	to	16.75	2,418	4.03	0.30	to	0.90	8.92		to	8.28
12/31/2020	-	16.00	to	15.47	-	-	0.30	to	0.90	14.56		to	13.87
12/31/2019	-	13.97	to	13.59	-	-	0.30	to	0.90	17.42		to	16.72
12/31/2018	-	11.90	to	11.64	-	-	0.30	to	0.90	(11.85)		to	(12.38)
TA JPMorgan Mid Cap Value Initial Class
12/31/2022	484	48.77	to	46.59	23,582	0.82	0.30	to	0.90	(8.51)		to	(9.05)
12/31/2021	521	53.30	to	51.22	27,756	0.77	0.30	to	0.90	28.80		to	28.04
12/31/2020	544	41.38	to	40.00	22,507	1.27	0.30	to	0.90	1.05		to	0.45
12/31/2019	586	40.95	to	39.83	23,981	1.39	0.30	to	0.90	25.83		to	25.08
12/31/2018	634	32.54	to	31.84	20,632	0.87	0.30	to	0.90	(12.07)		to	(12.60)
TA JPMorgan Tactical Allocation Initial Class
12/31/2022	1,138	28.96	to	27.66	32,969	1.98	0.30	to	0.90	(15.06)		to	(15.56)
12/31/2021	1,107	34.09	to	32.76	37,737	1.80	0.30	to	0.90	4.59		to	3.97
12/31/2020	1,166	32.60	to	31.51	38,001	2.47	0.30	to	0.90	12.03		to	11.36
12/31/2019	1,210	29.10	to	28.30	35,211	2.46	0.30	to	0.90	11.84		to	11.18
12/31/2018	1,134	26.02	to	25.45	29,492	2.28	0.30	to	0.90	(3.23)		to	(3.81)
TA Morgan Stanley Capital Growth Initial Class
12/31/2022	2,352	40.79	to	38.96	95,913	-	0.30	to	0.90	(59.96)		to	(60.20)
12/31/2021	2,457	101.86	to	97.89	250,304	-	0.30	to	0.90	(0.83)		to	(1.42)
12/31/2020	2,629	102.72	to	99.30	270,027	-	0.30	to	0.90	117.22		to	115.93
12/31/2019	2,798	47.29	to	45.99	132,322	-	0.30	to	0.90	23.37		to	22.64
12/31/2018	1,833	38.33	to	37.50	70,278	-	0.30	to	0.90	6.36		to	5.73
TA Multi-Managed Balanced Initial Class
12/31/2022	3,484	37.34	to	35.67	130,075	1.20	0.30	to	0.90	(16.53)		to	(17.03)
12/31/2021	3,545	44.73	to	42.99	158,574	1.15	0.30	to	0.90	16.69		to	16.00
12/31/2020	3,592	38.33	to	37.06	137,677	1.58	0.30	to	0.90	15.55		to	14.86
12/31/2019	3,692	33.17	to	32.26	122,471	1.66	0.30	to	0.90	21.40		to	20.68
12/31/2018	3,714	27.33	to	26.73	101,479	1.38	0.30	to	0.90	(3.95)		to	(4.52)

Transamerica Life Insurance Company

Separate Account VUL 3

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA PIMCO Tactical - Balanced Initial Class
12/31/2022	1,140	$12.86	to	$12.86	$14,660	0.87%	0.00%	to	0.00%	(19.42	) %	to	(19.42	) %
12/31/2021	1,157	15.96	to	15.96	18,465	-	0.00	to	0.00	6.62		to	6.62
12/31/2020	1,168	14.97	to	14.97	17,495	3.49	0.00	to	0.00	9.18		to	9.18
12/31/2019	1,129	13.71	to	13.71	15,488	0.45	0.00	to	0.00	19.90		to	19.90
12/31/2018	843	11.44	to	11.44	9,643	3.63	0.00	to	0.00	(6.75)		to	(6.75)
TA PIMCO Tactical - Conservative Initial Class
12/31/2022	-	12.97	to	12.97	-	-	0.00	to	0.00	(17.12)		to	(17.12)
12/31/2021	-	15.65	to	15.65	-	-	0.00	to	0.00	4.43		to	4.43
12/31/2020	-	14.98	to	14.98	-	-	0.00	to	0.00	10.22		to	10.22
12/31/2019	-	13.60	to	13.60	-	-	0.00	to	0.00	17.86		to	17.86
12/31/2018	-	11.54	to	11.54	-	-	0.00	to	0.00	(4.92)		to	(4.92)
TA PIMCO Tactical - Growth Initial Class
12/31/2022	4,335	13.65	to	13.65	59,172	-	0.00	to	0.00	(17.80)		to	(17.80)
12/31/2021	4,023	16.61	to	16.61	66,810	-	0.00	to	0.00	9.51		to	9.51
12/31/2020	3,700	15.16	to	15.16	56,102	4.18	0.00	to	0.00	9.26		to	9.26
12/31/2019	3,401	13.88	to	13.88	47,206	-	0.00	to	0.00	21.97		to	21.97
12/31/2018	2,967	11.38	to	11.38	33,764	3.34	0.00	to	0.00	(7.49)		to	(7.49)
TA Small/Mid Cap Value Initial Class
12/31/2022	1,968	22.54	to	21.53	44,343	0.60	0.30	to	0.90	(8.58)		to	(9.13)
12/31/2021	1,960	24.65	to	23.69	48,309	0.70	0.30	to	0.90	27.74		to	26.98
12/31/2020	1,724	19.30	to	18.66	33,265	1.23	0.30	to	0.90	3.73		to	3.11
12/31/2019	1,833	18.61	to	18.09	34,100	0.98	0.30	to	0.90	24.90		to	24.16
12/31/2018	1,740	14.90	to	14.57	25,922	0.92	0.30	to	0.90	(11.72)		to	(12.25)
TA T. Rowe Price Small Cap Initial Class
12/31/2022	874	38.18	to	36.47	33,368	-	0.30	to	0.90	(22.62)		to	(23.08)
12/31/2021	874	49.34	to	47.41	43,107	-	0.30	to	0.90	11.04		to	10.38
12/31/2020	886	44.43	to	42.95	39,386	-	0.30	to	0.90	23.19		to	22.46
12/31/2019	986	36.07	to	35.08	35,545	-	0.30	to	0.90	32.37		to	31.59
12/31/2018	1,011	27.25	to	26.66	27,554	-	0.30	to	0.90	(7.36)		to	(7.92)
TA WMC US Growth Initial Class
12/31/2022	37,558	32.05	to	29.67	1,174,930	-	0.00	to	0.90	(31.35)		to	(31.96)
12/31/2021	37,552	46.69	to	43.60	1,714,732	0.08	0.00	to	0.90	20.67		to	19.59
12/31/2020	37,234	38.69	to	36.46	1,411,877	0.11	0.00	to	0.90	37.30		to	36.07
12/31/2019	37,147	28.18	to	26.79	1,028,050	0.13	0.00	to	0.90	40.05		to	38.80
12/31/2018	36,432	20.12	to	19.30	721,309	0.43	0.00	to	0.90	0.21		to	(0.69)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

Transamerica Life Insurance Company

Separate Account VUL 3

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VUL 3

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

Under some forms of the policies, a sales charge and premium taxes are deducted by TLIC prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply. Under all forms of the policy, monthly charges against policy cash values are made to compensate Transamerica for costs of insurance provided. A daily charge equal to an annual rate ranging from 0.00% to 0.90% of average daily net assets is assessed to compensate TLIC for assumption of mortaility and expense risks in connection with the issuance and administration of the policies. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable life contracts.

Transamerica Life Insurance Company

Separate Account VUL 3

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.